Investment in associated companies - Consolidated Balance Sheets (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Book value of Seadrill investment		$ 800		$ 389
Share in results from associated companies (net of tax)		(90)	$ 149	(115)	$ 174
Impairment of investments		0	0	302	841
Shareholder loan repayment	$ 9
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Current assets		1,110		833
Non-current assets		5,076		4,847
Current liabilities		(433)		(533)
Non-current liabilities		(3,039)		(2,623)
Net Assets		2,714		2,524
Seadrill share of book equity		1,399		1,305
Impairment of investments				302
Seadrill Partners LLC | Basis difference allocated to rigs
Schedule of Equity Method Investments [Line Items]
Basis difference		(1,019)		(1,220)
Seadrill Partners LLC | Basis difference allocated to contracts
Schedule of Equity Method Investments [Line Items]
Basis difference		99		37
Seadrill Partners LLC | Direct Ownership Interest
Schedule of Equity Method Investments [Line Items]
Book value of Seadrill investment		479		122
Share in results from associated companies (net of tax)		(82)	77	$ (107)	82
Impairment of investments	$ 302
Seadrill Partners LLC | Subordinated Units
Schedule of Equity Method Investments [Line Items]
Ownership percentage				18.00%
Book value of Seadrill investment		17		$ 0
Value of subordinated units		17	37
Share in results from associated companies (net of tax)		(20)	$ 22	(17)	$ 22
Income (loss) from subordinated units		20
Sebras Sapura and Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Book value of Seadrill investment		209		221
Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Current assets		255		195
Non-current assets		1,567		1,495
Current liabilities		(599)		(510)
Non-current liabilities		(637)		(504)
Net Assets		$ 586		$ 676
Ownership percentage		50.00%	50.00%	50.00%	50.00%
Seadrill share of book equity		$ 293		$ 338
Basis difference		(84)		(117)
Book value of Seadrill investment		77		98
Share in results from associated companies (net of tax)		24	$ 46	29	$ 80
Seabras Sapura | Basis difference allocated to rigs
Schedule of Equity Method Investments [Line Items]
Basis difference		(394)		(369)
Seabras Sapura | Basis difference allocated to contracts
Schedule of Equity Method Investments [Line Items]
Basis difference		178		129
Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Shareholder loans held as equity		132		123
Book value of Seadrill investment		132		123
SeaMex
Schedule of Equity Method Investments [Line Items]
Current assets		253		260
Non-current assets		977		939
Current liabilities		(149)		(141)
Non-current liabilities		(627)		(586)
Net Assets		$ 454		$ 472
Ownership percentage		50.00%	50.00%	50.00%	50.00%
Seadrill share of book equity		$ 227		$ 236
Basis difference		(186)		(214)
Book value of Seadrill investment		41		22
Share in results from associated companies (net of tax)		(12)	$ 4	(19)	$ 0
Impairment of investments		0	$ 0	0	$ 36
SeaMex | Basis difference allocated to rigs
Schedule of Equity Method Investments [Line Items]
Basis difference		(357)		(341)
SeaMex | Basis difference allocated to contracts
Schedule of Equity Method Investments [Line Items]
Basis difference		171		127
Sonadrill
Schedule of Equity Method Investments [Line Items]
Current assets		0		57
Non-current assets		0		0
Current liabilities		0		(9)
Non-current liabilities		0		0
Net Assets		$ 0		$ 48
Ownership percentage		0.00%	0.00%	50.00%	0.00%
Seadrill share of book equity		$ 0		$ 24
Book value of Seadrill investment		0		24
Share in results from associated companies (net of tax)		$ 0	$ 0	$ (1)	$ 0